Commitments (Details Narrative) (10-K)		1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 25, 2019	Jan. 31, 2019	Feb. 28, 2018	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Lease expiration date	May 31, 2025	May 31, 2023	May 31, 2021	Apr. 30, 2018	Apr. 30, 2018
Rent expense					$ 98,593	$ 90,000
Capital leases of net book value					324,495
Minimum [Member]
Operating lease obligation payable				$ 503	$ 503
Operating lease interest rate				0.030	0.030
Maximum [Member]
Operating lease obligation payable				$ 1,578	$ 1,578
Operating lease interest rate				0.0557	0.0557
Two Capital Leases [Member]
Capital leases of net book value					$ 324,495
Capital Lease One [Member]
Lease expiration date					Jun. 30, 2020
Capital Lease Two [Member]
Lease expiration date					Dec. 31, 2025